SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 42.7%
	CONSUMER DISCRETIONARY — 2.9%
7,667	iRobot Corp.*,1	$334,588
11,914	Kimball International, Inc. - Class B	147,733
		482,321
	ENERGY — 1.2%
2,256	TravelCenters of America, Inc.*	195,144
	FINANCIALS — 4.8%
7,362	First Horizon Corp.[1]	130,896
—	First Merchants Corp.[2]	—
7,234	Focus Financial Partners, Inc. - Class A*	375,228
12,245	Limestone Bancorp, Inc.	273,186
269	Malvern Bancorp, Inc.*	4,087
—	QCR Holdings, Inc.[2]	—
1,287	Salisbury Bancorp, Inc.	31,017
—	United Community Banks, Inc.[2]	—
		814,414
	HEALTH CARE — 28.5%
—	Biohaven Pharmaceutical Holding Co., Ltd.*,2,3	6
30,367	Cardiovascular Systems, Inc.*	603,089
15,041	Horizon Therapeutics Plc*,3	1,641,575
45,793	Oak Street Health, Inc.*	1,771,273
32,443	Provention Bio, Inc.*	781,876
		4,797,819
	INDUSTRIALS — 0.0%
12	Atlas Technical Consultants, Inc.*	146
	REAL ESTATE — 3.0%
4,588	Indus Realty Trust, Inc. - REIT	304,138
14,288	Radius Global Infrastructure, Inc. - Class A*	209,605
		513,743
	TECHNOLOGY — 2.3%
7,028	Maxar Technologies, Inc.	358,850
863	Momentive Global, Inc.*	8,043
951	Qualtrics International, Inc. - Class A*	16,956
		383,849
	TOTAL COMMON STOCKS
	(Cost $7,432,165)	7,187,436

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 2.6%
	HEALTH CARE — 0.6%
$99,000	Herbalife Nutrition Ltd. 2.625%, 3/15/2024[3,4]	$94,050
	INDUSTRIALS — 2.0%
357,001	Kaman Corp. 3.250%, 5/1/2024[4]	338,437
	TOTAL CORPORATE BONDS
	(Cost $433,155)	432,487

Number of Shares
	PREFERRED STOCKS — 13.0%
	HEALTH CARE — 1.3%
3,273	Becton, Dickinson and Co., 6.000%[4]	162,456
443	Boston Scientific Corp., 5.500%[4]	53,129
		215,585
	INDUSTRIALS — 0.4%
519	RBC Bearings, Inc., 5.000%[4]	58,165
	TECHNOLOGY — 9.3%
4,587	Clarivate PLC, 5.250%[3,4]	189,329
5,793	Coherent Corp., 6.000%[4]	998,539
6,014	Sabre Corp., 6.500%[4]	381,618
		1,569,486
	UTILITIES — 2.0%
3,753	AES Corp., 6.875%[4]	337,320
	TOTAL PREFERRED STOCKS
	(Cost $2,509,402)	2,180,556
	RIGHTS — 0.0%
	HEALTH CARE — 0.0%
8,448	ABIOMED, Inc., Expiration Date: June 29, 2023*,5	—
	TOTAL RIGHTS
	(Cost $0)	—
	WARRANTS — 0.0%
	HEALTH CARE — 0.0%
4,891	Akouos, Inc., Expiration Date: December 5, 2024*,5	—
60,475	Supernus Pharmaceuticals, Inc., Expiration Date: December 31, 2025*,5	—
60,475	Supernus Pharmaceuticals, Inc., Expiration Date: December 31, 2025*,5	—
		—

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
WARRANTS (Continued)
MATERIALS — 0.0%
551	Resolute Forest Products, Inc., Expiration Date: December 31, 2025*	$—
TOTAL WARRANTS
	(Cost $0)	—

Principal Amount
	SHORT-TERM INVESTMENTS — 55.3%
$9,310,034	Goldman Sachs Government Fund, 4.72%	9,310,034
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,310,034)	9,310,034
	TOTAL INVESTMENTS — 113.6%
	(Cost $19,684,756)	19,110,513
	Liabilities in Excess of Other Assets — (13.6)%	(2,294,696)
	TOTAL NET ASSETS — 100.0%	$16,815,817

Number of Shares
	SECURITIES SOLD SHORT — (8.5)%
	COMMON STOCKS — (8.5)%
	CONSUMER DISCRETIONARY — (0.2)%
(1,550)	HNI Corp.	(43,152)
	FINANCIALS — (1.9)%
(207)	First Bank/Hamilton NJ	(2,091)
(959)	NBT Bancorp, Inc.	(32,328)
(11,019)	Peoples Bancorp, Inc.	(283,739)
		(318,158)
	HEALTH CARE — (0.5)%
(244)	Becton, Dickinson and Co.	(60,400)
(331)	Boston Scientific Corp.*	(16,560)
		(76,960)
	INDUSTRIALS — (0.2)%
(133)	RBC Bearings, Inc.*	(30,953)
	TECHNOLOGY — (4.9)%
(13,713)	Clarivate PLC*,3	(128,765)
(11,586)	Coherent Corp.*	(441,195)
(58,786)	Sabre Corp.*	(252,192)
		(822,152)

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UTILITIES — (0.8)%
(5,965)	AES Corp.	$(143,637)
	TOTAL COMMON STOCKS
	(Proceeds $1,749,261)	(1,435,012)
	PURCHASED OPTIONS CONTRACTS — 0.0%
	HEALTH CARE — 0.0%
(1)	Boston Scientific Corp.*	(245)
(2)	Boston Scientific Corp.*	(340)
		(585)
	TECHNOLOGY — 0.0%
(3)	Sabre Corp.*	(3)
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Proceeds $746)	(588)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,750,007)	$(1,435,600)

REIT – Real Estate Investment Trusts
PLC – Public Limited Company

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $438,352, which represents 2.6% of total net assets of the Fund.
[2]Amount represents less than 0.5 shares.
[3]Foreign security denominated in U.S. Dollars.
[4]Convertible security.
[5]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.